Restricted Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
2013 Equity Incentive Plan, description		The 2013 Equity Incentive Plan dated June 7, 2013 allows up to 1,500,000 shares to be issued and granted to employees, non-employee directors, and consultants and automatically increases on January 1 of each year by three percent of the outstanding shares of common stock as of December 31 of the immediately preceding year. Non-Employee Director Compensation Plan allows shares of restricted common stock to be granted to board members and is included under the Plan.
Employee awards, vesting terms		Employee awards granted in 2013 vest monthly over 36 months provided the recipient remains an employee or consultant of the Company. Awards granted in 2014 vest either immediately, monthly over a three year period, or monthly over a five year period. The 2013 board member awards vest one-third of the shares on the date of grant, one-third on January 1 of the year following the date of grant, and one-third on January 1 of the second year following the date of grant, provided the recipient remains a member of the board as of the vesting date. The 2014 awards vested immediately in March of 2014.
Unrecognized compensation expense	$ 702,007	$ 132,005
Compensation expense	$ 656,623	$ 47,995
Compensation expense expected to be recognized, weighted average period	16 months
Shares granted to employees	921,300
Shares granted to directors	360,000